Common Shares (Tables)	12 Months Ended
Dec. 31, 2021
Common Shares.
Schedule of authorized and issued & outstanding common shares and special shares

		Issued and
	Authorized	Outstanding
Common shares	Unlimited, with no par value	225,432,493
Class A Special Shares	5,000,000, with no par value	4,448,259
Class B Special Shares	10,000,000, with no par value	8,896,399
Class C Special Shares	10,000,000, with no par value	8,896,399
Class D Special Shares	20,000,000, with no par value	17,792,922
Class E Special Shares	20,000,000, with no par value	17,792,922
Class F Special Shares	20,000,000, with no par value	17,792,922
Class G Special Shares	25,000,000, with no par value	22,241,179
Class H Special Shares	25,000,000, with no par value	22,241,179
Class I Special Shares	500,000, with no par value	500,000
Class J Special Shares	741,000, with no par value	741,000

Schedule of common shares

Common shares	Number	Amount
December 31, 2019	163,331,904	$79,824
Private placement	6,553,409	20,376
Financing cost incurred – Cash	—	(28)
Financing cost incurred - Stock option-based payments	—	(397)
Issued for TOML Acquisition (Note 7)	9,005,595	28,000
Issued for services (Note 11)	7,997,496	24,866
Exercise of stock options	2,605,189	1,790
December 31, 2020	189,493,593	$154,431
Issued for services (Note 11)	4,432,606	26,960
Exercise of stock options	6,312,756	14,297
Conversion of restricted share units (Note 16)	173,216	399
Conversion of preferred shares to common shares	509,459	550
Issued in Business Combination (Note 6)	21,384,296	72,411
Conversion of debentures (Note 13)	3,126,567	27,003
December 31, 2021	225,432,493	$296,051